Consolidated Statements of Operations and Comprehensive Income (Parentheticals)		12 Months Ended
		Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 $ / shares shares
Income Statement [Abstract]
Diluted	[1]	12,500,000	12,500,000	12,500,000	12,500,000
Diluted (in Dollars per share and Dollars per share) | (per share)		$ 0.20	$ 0.27	$ 0.31	$ 0.17

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 14.